Overview and Summary Of Significant Accounting Policies Schedule of cash, restricted cash and cash equivalents (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 435,217	$ 28,579		$ 201,548
Restricted Cash and Cash Equivalents	5	5		5
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 435,222	$ 28,584	$ 167,457	$ 201,553	$ 6,917	$ 26,622